Employee Benefits Expenses (Including Directors' Emoluments) Directors' Emoluments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		$ 810	$ 927	$ 880
Key management personnel compensation, salaries		2,350	2,337	2,334
Key management personnel compensation, discretionary bonuses	[1]	1,502	1,494	1,497
Key management personnel compensation, pension costs		117	117	116
Key management personnel compensation, other benefits	[2]	618	667	637
Key management personnel compensation, total		5,397	5,542	5,464
Executive Directors [Member] | Wong Ying Wai [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, salaries		2,350	2,337	2,334
Key management personnel compensation, discretionary bonuses	[1]	1,502	1,494	1,497
Key management personnel compensation, pension costs		117	117	116
Key management personnel compensation, other benefits	[2]	618	667	637
Key management personnel compensation, total		4,587	4,615	4,584
Non-Executive Directors [Member] | Charles Daniel Forman [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		150	150	150
Key management personnel compensation, total		150	150	150
Independent Non-Executive Directors [Member] | Chiang Yun [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		150	150	150
Key management personnel compensation, total		150	150	150
Independent Non-Executive Directors [Member] | Victor Patrick Hoog Antink [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		180	180	180
Key management personnel compensation, total		180	180	180
Independent Non-Executive Directors [Member] | Steven Zygmunt Strasser [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		180	180	180
Key management personnel compensation, total		180	180	180
Independent Non-Executive Directors [Member] | Kenneth Patrick Chung [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees		150	150	150
Key management personnel compensation, total		$ 150	150	150
Independent Non-Executive Directors [Member] | Wang Sing [Member]
Directors' Emoluments [Line Items]
Key management personnel compensation, fees	[3]		117	70
Key management personnel compensation, total	[3]		$ 117	$ 70

[1]	The discretionary bonuses are determined by reference to the individual performance of the Directors and the Chief Executives and the Group’s performance, and approved by the Remuneration Committee.
[2]	Other benefits mainly include share-based compensation, accommodation, meals, home visit travel costs and medical insurance.
[3]	Wang Sing was appointed as an Independent Non-Executive Director with effect from July 14, 2017 and resigned as an Independent Non-Executive Director with effect from October 11, 2018.